CCB BOND FUND
(FORMERLY, 111 CORCORAN BOND FUND)
(A Portfolio of CCB Funds (formerly, 111 Corcoran Funds))
--------------------------------------------------------------------------------
SUPPLEMENT TO PROSPECTUS DATED JULY 31, 1998
The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, Inc.

A. Accordingly, please delete the "Summary of Fund Expenses" table on page 1 and replace it with the following:

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                 SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price).......................  4.50%
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price).......................   None
Contingent Deferred Sales Charge (as a percentage of
  original
  purchase price or redemption proceeds, as applicable).....   None
Redemption Fee (as a percentage of amount redeemed, if
  applicable)...............................................   None
Exchange Fee................................................   None

                  ANNUAL FUND OPERATING EXPENSES
              (As a percentage of average net assets)
Management Fee (after waiver)(1)............................  0.00%
12b-1 Fees..................................................   None
Total Other Expenses........................................  0.36%
  Shareholder Services Fees(2).......................  0.05%
     Total Fund Operating Expenses(3).......................  0.36%

(1) The management fee has been reduced to reflect a voluntary waiver by the adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.75%.

(2) The Fund can pay up to 0.25% of average daily net assets as a shareholder services fee. For the foreseeable future, the Fund plans to limit the shareholder services fee to 0.05% of average daily net assets.

(3) The Total Fund Operating Expense in the table above would have been 1.11%, absent the voluntary waiver of the management fee.

     THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "INVESTING IN THE FUND" AND "CCB FUNDS INFORMATION." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

                        EXAMPLE                           1 year     3 years     5 years    10 years
                        -------                          --------   ---------   ---------   ---------
You would pay the following expenses on a $1,000
investment assuming (1) 5% annual return; (2)
redemption at the end of each time period; and (3)
payment of the maximum sales charge. As noted in the
table above, the Fund charges no redemption fees.......    $49         $56         $64         $89

     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

B. Under the subsection of the Prospectus entitled "Distribution of Fund Shares," on page 11, please add the following as the last paragraph:

"The Fund has adopted a Shareholder Services Plan (the "services plan") with respect to shares. Under the services plan, financial institutions will enter into shareholder service agreements with the Fund to provide administrative support services to their customers who from time to time may be owners of record or beneficial owners of the shares. In return for providing these support services, a financial institution may receive payments from the Fund at a rate not exceeding 0.25% of the average daily net assets of the shares beneficially owned by the financial institution's customers for whom it is the holder of record or with whom it has a servicing relationship."

                               September 30, 1998

Federated Securities Corp. is the distributor of the fund.

                            LOGO
Cusip 682365200
G01197-05 (9/98)                                                          501893

CCB BOND FUND
(FORMERLY, 111 CORCORAN BOND FUND)
(A Portfolio of CCB Funds (formerly, 111 Corcoran Funds))
--------------------------------------------------------------------------------
SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED JULY 31, 1998

     The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, Inc. Under the section of the Statement of Additional Information entitled "Purchasing Shares," on page 14, please add the following as the first subsection:

"SHAREHOLDER SERVICES

This arrangement permits the payment of fees to financial institutions and Federated Shareholder Services to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include but are not limited to providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries, and assisting clients in changing dividend options, account designations, and addresses.

By adopting the Shareholder Services Agreement, the Trustees expect that the Fund will benefit by: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail;
(3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts."

                               September 30, 1998

Federated Securities Corp. is the distributor of the fund.

                            LOGO
Cusip 682365200
G01197-06(9/98)

CCB NORTH CAROLINA MUNICIPAL SECURITIES FUND
(FORMERLY, 111 CORCORAN NORTH CAROLINA MUNICIPAL SECURITIES FUND)
(A Portfolio of CCB Funds (formerly, 111 Corcoran Funds))
--------------------------------------------------------------------------------
SUPPLEMENT TO PROSPECTUS DATED JULY 31, 1998

     The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, Inc.

A. Accordingly, please delete the "Summary of Fund Expenses" table on page 1 and replace it with the following:

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                 SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price).......................  4.50%
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price).......................   None
Contingent Deferred Sales Charge (as a percentage of
  original
  purchase price or redemption proceeds, as applicable).....   None
Redemption Fee (as a percentage of amount redeemed, if
  applicable)...............................................   None
Exchange Fee................................................   None

                  ANNUAL FUND OPERATING EXPENSES
              (As a percentage of average net assets)
Management Fee (after waiver)(1)............................  0.00%
12b-1 Fees..................................................   None
Total Other Expenses........................................  0.56%
  Shareholder Services Fees(2).......................  0.05%
     Total Fund Operating Expenses(3).......................  0.56%

(1) The management fee has been reduced to reflect a voluntary waiver by the adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.75%.

(2) The Fund can pay up to 0.25% of average daily net assets as a shareholder services fee. For the foreseeable future, the Fund plans to limit the shareholder services fee to 0.05% of average daily net assets.

(3) The Total Fund Operating Expense in the table above would have been 1.31%, absent the voluntary waiver of the management fee.

     THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "INVESTING IN THE FUND" AND "CCB FUNDS INFORMATION." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

                        EXAMPLE                           1 year     3 years     5 years    10 years
                        -------                          --------   ---------   ---------   ---------
You would pay the following expenses on a $1,000
investment assuming (1) 5% annual return; (2)
redemption at the end of each time period; and (3)
payment of the maximum sales charge. As noted in the
table above, the Fund charges no redemption fees.......    $50         $62         $75        $112

     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

B. Under the subsection of the Prospectus entitled "Distribution of Fund Shares," on page 10, please add the following as the last paragraph:

"The Fund has adopted a Shareholder Services Plan (the "services plan") with respect to shares. Under the services plan, financial institutions will enter into shareholder service agreements with the Fund to provide administrative support services to their customers who from time to time may be owners of record or beneficial owners of the shares. In return for providing these support services, a financial institution may receive payments from the Fund at a rate not exceeding 0.25% of the average daily net assets of the shares beneficially owned by the financial institution's customers for whom it is the holder of record or with whom it has a servicing relationship."

                               September 30, 1998

Federated Securities Corp. is the distributor of the fund.

                            LOGO
Cusip 682365101
G01197-03 (9/98)                                                          501892

CCB NORTH CAROLINA MUNICIPAL SECURITIES FUND
(FORMERLY, 111 CORCORAN NORTH CAROLINA MUNICIPAL SECURITIES FUND)
(A Portfolio of CCB Funds (formerly, 111 Corcoran Funds))
--------------------------------------------------------------------------------
SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED JULY 31, 1998

     The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, Inc. Under the section of the Statement of Additional Information entitled "Purchasing Shares," on page 13, please add the following as the first subsection:

"SHAREHOLDER SERVICES

This arrangement permits the payment of fees to financial institutions and Federated Shareholder Services to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include but are not limited to providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries, and assisting clients in changing dividend options, account designations, and addresses.

By adopting the Shareholder Services Agreement, the Trustees expect that the Fund will benefit by: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail;
(3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts."

                               September 30, 1998

Federated Securities Corp. is the distributor of the fund.

                            LOGO
Cusip 682365101
G01197-04 (9/98)